Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Ordinary shares Class A shares	Ordinary shares Class B shares	Treasury Stock	Total Ordinary Shares	Additional Par value	Additional Paid-in capital	Accumulated deficits	Accumulated other comprehensive loss	Non- controlling interests	Statutory Reserve
Balance at Dec. 31, 2021	$ 633,569					$ 300	$ 672,352	$ (43,413)	$ 4,130	$ 200
Balance (in Shares) at Dec. 31, 2021		60,745,254	1,954,451
Balance (in Shares) at Dec. 31, 2021				(13,936,000)	48,763,705
Share-based compensation	14,714					39	14,675
Share-based compensation (in Shares)		5,752,223	2,008,800
Share-based compensation (in Shares)					7,761,023
Issuance of Class A Ordinary Shares and warrant	18,463					36	18,427
Issuance of Class A Ordinary Shares and warrant (in Shares)		7,150,000
Issuance of Class A Ordinary Shares and warrant (in Shares)					7,150,000
Foreign currency translation adjustments	(27,497)					(1)	34		(27,530)
Appropriation of statutory reserve								(59)			59
Disposition of discontinued operation	(261)							(261)
Net loss	(230,212)							(229,186)		(1,026)
Balance at Dec. 31, 2022	408,776					374	705,488	(272,919)	(23,400)	(826)	59
Balance (in Shares) at Dec. 31, 2022		73,647,477	3,963,251
Balance (in Shares) at Dec. 31, 2022				(13,936,000)	63,674,728
Share-based compensation	7,264					95	7,169
Share-based compensation (in Shares)		9,173,072	10,008,000
Share-based compensation (in Shares)					19,181,072
Disposition of continued operation	(18)									(18)
Issuance of Class A Ordinary Shares and warrant	17,884					196	17,688
Issuance of Class A Ordinary Shares and warrant (in Shares)		39,171,620
Issuance of Class A Ordinary Shares and warrant (in Shares)					39,171,620
Foreign currency translation adjustments	(5,112)								(5,112)
Appropriation of statutory reserve								(102)			102
Net loss	(6,421)							(3,651)		(2,770)
Balance at Dec. 31, 2023	422,373					665	730,345	(276,672)	(28,512)	(3,614)	161
Balance (in Shares) at Dec. 31, 2023		121,992,169	13,971,251
Balance (in Shares) at Dec. 31, 2023				(13,936,000)	122,027,420
Share-based compensation	7,735					456	7,279
Share-based compensation (in Shares)		80,590,305	10,510,200
Share-based compensation (in Shares)					91,100,505
Issuance of Class A Ordinary Shares and warrant	24,837					1,070	23,767
Issuance of Class A Ordinary Shares and warrant (in Shares)		242,095,250
Issuance of Class A Ordinary Shares and warrant (in Shares)					242,095,250
Foreign currency translation adjustments	(3,028)								(3,028)
Disposition of discontinued operation								17	(17)
Net loss	(16,227)							(13,606)		(2,621)
Balance at Dec. 31, 2024	$ 435,690					$ 2,191	$ 761,391	$ (290,261)	$ (31,557)	$ (6,235)	$ 161
Balance (in Shares) at Dec. 31, 2024		444,677,724	24,481,451
Balance (in Shares) at Dec. 31, 2024				(13,936,000)	455,223,175